Property and Equipment (Detail) - Property and equipment (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property and equipment, gross		$ 3,167,684	$ 3,234,434
Less accumulated depreciation and amortization		(2,293,622)	(1,520,344)
Property and equipment, net	670,710	874,062	1,714,090
Equipment [Member]
Property and equipment, gross		2,883,447	2,876,490
Tools and Molds [Member]
Property and equipment, gross		24,620	97,687
Leasehold Improvements [Member]
Property and equipment, gross		111,356	105,327
Furniture and Fixtures [Member]
Property and equipment, gross		$ 148,261	$ 154,930